Schedule of Investments
September 30, 2019
(Unaudited)
Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Foreign Equity Funds–99.38%
Invesco Developing Markets Fund, Class R6	5.03%	$5,866,527	$125,825	$(1,398,230)	$776,962	$246,700	$—	158,337	$5,617,784
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	19,691,021	22,757	(21,834,533)	(830,102)	2,950,857	84,660	—	—
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	—	10,489,667	—	(11,601,037)	(568,029)	1,679,399	17,015	—	—
Invesco FTSE RAFI Emerging Markets ETF	—	6,976,892	91,142	(7,721,991)	(1,371,638)	2,025,595	14,543	—	—
Invesco International Core Equity Fund, Class R6	5.98%	10,465,303	88,644	(5,309,892)	1,105,522	329,067	—	652,211	6,678,644
Invesco International Growth Fund, Class R6	15.03%	21,180,067	211,249	(8,471,323)	2,267,626	1,599,370	—	494,026	16,786,989
Invesco International Select Equity Fund, Class R6	14.80%	16,312,067	1,484,152	(4,331,863)	2,575,258	486,234	—	1,505,086	16,525,848
Invesco International Small Company Fund, Class R6	6.95%	8,243,873	73,429	(1,123,220)	198,439	363,788	—	484,466	7,756,309
Invesco Low Volatility Emerging Markets Fund, Class R6	3.91%	4,700,552	59,345	(395,725)	(17,768)	16,327	—	728,336	4,362,731
Invesco RAFITM Strategic Developed ex-US ETF	19.88%	—	24,430,357	(1,771,715)	(415,716)	(38,329)	308,232	903,728	22,204,597
Invesco RAFITM Strategic Developed ex-US Small Company ETF	9.84%	—	12,327,206	(742,618)	(582,172)	(17,144)	115,284	486,074	10,985,272
Invesco RAFITM Strategic Emerging Markets ETF	4.99%	—	6,194,394	(121,594)	(494,236)	(2,176)	112,809	230,049	5,576,388
Invesco S&P International Developed Low Volatility ETF	12.97%	12,670,750	2,877,379	(2,879,649)	1,370,964	446,574	367,606	424,065	14,486,018
Total Foreign Equity Funds		116,596,719	47,985,879	(67,703,390)	4,015,110	10,086,262	1,020,149		110,980,580
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(b)	0.24%	242,277	8,012,273	(7,985,616)	—	—	2,637	268,934	268,934
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(b)	0.17%	173,038	5,723,052	(5,704,005)	4	7	2,006	192,038	192,096
Invesco Treasury Portfolio, Institutional Class, 1.79%(b)	0.28%	299,386	9,156,884	(9,148,917)	—	—	3,254	307,353	307,353
Total Money Market Funds		714,701	22,892,209	(22,838,538)	4	7	7,897		768,383
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $113,005,379)	100.07%	$117,311,420	$70,878,088	$(90,541,928)	$4,015,114	$10,086,269	$1,028,046		$111,748,963
OTHER ASSETS LESS LIABILITIES	(0.07)%								(76,040)
NET ASSETS	100.00%								$111,672,923
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Allocation Fund